Inventories	12 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Inventories	Inventories

Accounting policy
Inventories, which include finished inventories (includes bullion on hand and copper concentrate), work in process, metals in lock-
up, ore stockpiles and consumables, are measured at the lower of cost and net realisable value. Net realisable value is assessed at each reporting date and is determined with reference to relevant market prices.
The cost of finished inventories, work in process and metals in lock-up is determined by reference to production cost, including amortisation and depreciation at the relevant stage of production. Ore stockpiles are valued at average production cost. Stockpiles and metals in lock-up are classified as non-current assets where the stockpile's volume exceeds current processing capacity and where a portion of static metals in lock-up is expected to be recovered more than 12 months after balance sheet date.
Copper concentrate containing copper and silver is measured on the same basis as described above. Cost is allocated between the copper and silver contained in the concentrate on the basis of the relative weighted-average volume of each metal produced.
Work in process inventories represent materials that are currently in the process of being converted to a saleable product.
In-process material is measured based on assays of the material fed to process and the projected recoveries at the respective plants. In-process inventories are valued at the average cost of the material fed to process attributable to the source material coming from the mine or stockpile plus the in-process conversion costs, including the applicable depreciation relating to the process facility, incurred to that point in the process. Metals-in-process includes dynamic metals in lock-up, which is generally measured from the plants onwards. Final metals in lock-up is expected to be extracted when plants are demolished at the end of their useful lives, which is largely dependent on the estimated useful life of the operations feeding the plants.
At the group’s open pit operations, metals-in-process represents production in broken ore form.
Consumables are valued at weighted average cost after appropriate allowances for slow-moving and redundant items.

Critical accounting estimates and judgements
Judgement is applied in estimating the provision for stock obsolescence. The provision is recognised on items not considered critical as a percentage of the value of the inventory, depending on the period elapsed since the inventory was purchased or issued.
Inventory held for longer than five years is written down to zero unless there is sufficient evidence of a recoverable amount.

	SA Rand
Figures in million	2026	2025
Final metals in lock-up	212	207
Work in process, ore stockpiles and finished inventories	2 126	1 437
Consumables at weighted average cost (net of provision) (a)	2 749	2 388
Total inventories	5 087	4 032
Non-current portion of final metals in lock-up included in Other non-current assets	(212)	(207)
Total current portion of inventories[1]	4 875	3 825
Included in the balance above is:
Inventory valued at net realisable value[2]	90	161
[1]Includes metals inventory and consumables attributable to the CSA mine. Refer to note 13 for further detail on the acquisition of MAC Copper.
[2]The inventory valued at net realisable value relates to non-current metals in lock-up.
(a)During the year, the provision for slow-moving and redundant stock decreased by R9 million (2025: R190 million), as a result of a change in the provision estimate mainly relating to the percentage applied and the period lapsed. The total provision at
30 June 2026 was R281 million (2025: R290 million).